UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                New York, New York           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $979,511
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.              028-11626                       Indus Partners, LLC
----       ----------------------               ------------------------------

                                                      FORM 13F INFORMATION TABLE


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
COLUMN 1                      COLUMN  2      COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP     (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
CHECK POINT SOFTWARE TECH LT  ORD             M22465104    28,006      950,000     CALL    SHARED      1         0     950,000   0
CHEMSPEC INTL LTD             ADR             163868102     2,901      402,416 SH          SHARED      1         0     402,416   0
CHINA CORD BLOOD CORP         SHS             G21107100     8,781    1,672,478 SH          SHARED      1         0   1,672,478   0
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR   16938G107       452       82,700 SH          SHARED      1         0      82,700   0
CHINA PETE & CHEM CORP        SPON ADR H SHS  16941R108    51,526      640,000     CALL    SHARED      1         0     640,000   0
CISCO SYS INC                 COM             17275R102    34,309    1,610,000     CALL    SHARED      1         0   1,610,000   0
CORNING INC                   COM             219350105    15,908    1,050,000     CALL    SHARED      1         0   1,050,000   0
E HOUSE CHINA HLDGS LTD       ADR             26852W103     3,967      267,854 SH          SHARED      1         0     267,854   0
ETFS PLATINUM TR              SH BEN INT      26922V101       717        4,700 SH          SHARED      1         0       4,700   0
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109    58,018    3,735,834 SH          SHARED      1         0   3,735,834   0
ISHARES TR INDEX              MSCI EAFE IDX   464287465   420,497    9,041,000     CALL    SHARED      1         0   9,041,000   0
IVANHOE ENERGY INC            COM             465790103       281      149,700 SH          SHARED      1         0     149,700   0
KINROSS GOLD CORP             COM NO PAR      496902404    12,585      736,400 SH          SHARED      1         0     736,400   0
L-3 COMMUNICATIONS HLDGS INC  COM             502424104    24,440      345,000     CALL    SHARED      1         0     345,000   0
MICROSOFT CORP                COM             594918104    39,002    1,695,000     CALL    SHARED      1         0   1,695,000   0
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110    49,007      604,500     CALL    SHARED      1         0     604,500   0
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110    24,710      304,800 SH          SHARED      1         0     304,800   0
NETEASE COM INC               SPONSORED ADR   64110W102    21,043      663,608 SH          SHARED      1         0     663,608   0
PHILIPPINE LONG DISTANCE TEL  SPONSORED ADR   718252604       148        2,912 SH          SHARED      1         0       2,912   0
SELECT SECTOR SPDR TR         SBI INT-INDS    81369Y704   117,949    4,300,000     PUT     SHARED      1         0   4,300,000   0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P  78462F103     2,993       29,000     CALL    SHARED      1         0      29,000   0
TALISMAN ENERGY INC           COM             87425E103    24,819    1,635,000 SH          SHARED      1         0   1,635,000   0
VERIZON COMMUNICATIONS INC    COM             92343V104    17,018      650,000     CALL    SHARED      1         0     650,000   0
VISHAY INTERTECHNOLOGY INC    COM             928298108     6,963    1,000,000     CALL    SHARED      1         0   1,000,000   0
VISIONCHINA MEDIA INC         SPONS ADR       92833U103       900      300,110 SH          SHARED      1         0     300,110   0
YUM BRANDS INC                COM             988498101    12,571      322,000 SH          SHARED      1         0     322,000   0

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